Bank Credit Lines and Loan Facilities Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Line of Credit Facility [Line Items]
Less than one year	$ 20,000
More than one year
Long-term Line of Credit, Total	$ 20,000